Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Preferred Stock Outstanding	Common Stock Outstanding	Treasury Shares at Cost	Par Value and Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance, beginning of period at Dec. 31, 2014	$ 15,663			$ 0	$ 38,503	$ 1	$ (22,841)
Preferred stock, shares outstanding, beginning (in shares) at Dec. 31, 2014		20,000,000
Common stock, shares outstanding, beginning (in shares) at Dec. 31, 2014			807,468,603
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	733						733
Other comprehensive income (loss)	(2)					(2)
Stock-based compensation	227				227
Exercise of stock options (in shares)			2,381,650
Exercise of stock options	47				47
Stock issued for employee stock purchase plan (in shares)			761,085
Stock issued for employee stock purchase plan	21				21
Issuance of vested restricted stock units (in shares)			11,956,345
Shares withheld related to net share settlement of stock awards and stock options (in shares)			(4,176,464)
Shares withheld related to net share settlement of stock awards and stock options	(156)				(156)
Excess tax benefit from stock-based compensation	79				79
Dividends on preferred stock	(55)				(55)
Preferred stock, shares outstanding, ending (in shares) at Dec. 31, 2015		20,000,000
Common stock, shares outstanding, ending (in shares) at Dec. 31, 2015			818,391,219
Balance, end of period at Dec. 31, 2015	16,557			0	38,666	(1)	(22,108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,460						1,460
Other comprehensive income (loss)	2					2
Stock-based compensation	264				264
Exercise of stock options (in shares)			982,904
Exercise of stock options	29				29
Stock issued for employee stock purchase plan (in shares)			1,905,534
Stock issued for employee stock purchase plan	63				63
Issuance of vested restricted stock units (in shares)			7,712,463
Shares withheld related to net share settlement of stock awards and stock options (in shares)			(2,605,807)
Shares withheld related to net share settlement of stock awards and stock options	(122)				(122)
Transfer RSU to NQDC plan (in shares)			(28,982)
Transfer RSU to NQDC plan	0			(1)	1
Dividends on preferred stock	(55)				(55)
Prior year Retained Earnings	$ 38						38
Preferred stock, shares outstanding, ending (in shares) at Dec. 31, 2016	20,000,000	20,000,000
Common stock, shares outstanding, ending (in shares) at Dec. 31, 2016	826,357,331		826,357,331
Balance, end of period at Dec. 31, 2016	$ 18,236			(1)	38,846	1	(20,610)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,536						4,536
Other comprehensive income (loss)	7					7
Stock-based compensation	344				344
Exercise of stock options (in shares)			450,493
Exercise of stock options	19				19
Stock issued for employee stock purchase plan (in shares)			1,832,043
Stock issued for employee stock purchase plan	82				82
Issuance of vested restricted stock units (in shares)			8,338,271
Shares withheld related to net share settlement of stock awards and stock options (in shares)			(2,754,721)
Shares withheld related to net share settlement of stock awards and stock options	$ (166)				(166)
Mandatory conversion of preferred shares to common shares (in shares)		(20,000,000)	32,237,983
Repurchases of common stock (in shares)	(7,010,889)		(7,010,889)
Repurchases of common stock	$ (444)				(444)
Transfer RSU to NQDC plan (in shares)			(43,860)
Transfer RSU to NQDC plan	0			(3)	3
Dividends on preferred stock	$ (55)				(55)
Preferred stock, shares outstanding, ending (in shares) at Dec. 31, 2017	0	0
Common stock, shares outstanding, ending (in shares) at Dec. 31, 2017	859,406,651		859,406,651
Balance, end of period at Dec. 31, 2017	$ 22,559			$ (4)	$ 38,629	$ 8	$ (16,074)